Schedule Of Property, Plant and Equipment Useful Lives (Details)	12 Months Ended
Sep. 30, 2024
Leasehold Improvements [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Production Equipment [Member] | Bottom Of Range Unit [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	2 years
Production [Member] | Top Of Range Unit [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	15 years
Office Furniture And Equipment [Member] | Bottom Of Range Unit [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	2 years
Office Furniture And Equipment [Member] | Top Of Range Unit [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Building [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	20 years